(ICON)

SEMIANNUAL REPORT  JANUARY 31, 2000

Prudential
Balanced Fund
--------------------------------------------------------------------
Fund Type Stock and Bond
--------------------------------------------------------------------
Objective High total investment return consistent with moderate risk

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

INVESTMENT GOALS AND STYLE
Prudential Balanced Fund invests in a diversified portfolio of stocks, bonds, and money market instruments, with a target range of 50% to 60% for stocks, 30% to 40% for bonds, and 5% to 15% for cash. It buys stocks and bonds primarily of larger, more mature companies, but also of some smaller, faster-growing companies. It may invest up to 25% of its assets in bonds rated below investment grade, commonly known as "junk bonds." These are subject to greater credit risk, but also may provide greater returns. The Fund's objective is to achieve a high total investment return consistent with moderate risk. There can be no assurance that the Fund's investment objective will be achieved.

                Contents
        1       Message From the Fund's President
        2       Performance Review
        2       Portfolio Composition
        3       Performance at a Glance
        4       Five Largest Growth/Value Holdings
        7       Financial Statements
                              www.prudential.com (800) 225-1852

Message From the Fund's President    As of March 16, 2000

(PHOTO)

Dear Shareholder,
The six months ended January 31, 2000, were very difficult for any investment securities except technology stocks. The 2.86% return of Prudential Balanced Fund's Class A shares was above the 2.09% Lipper Average of comparable funds. Including sales charges, the Fund's Class A shares returned -2.28%. The Fund benefited from a stock allocation somewhat above its benchmark. About half of those stocks are managed in a growth style and half in a value style. The Fund's advantage was in the strong performance of its growth stocks, which had a technology focus, while the value holdings had negligible exposure to technology. Since the S&P 500 technology stocks had almost 10 times the average return of the next highest performing sector, the growth stocks in the portfolio made the largest contribution to the Fund's performance.

Although the return on bonds over this period was low, it is important to remember the stabilizing role bonds can play. During the financial crisis in 1997, bonds did fall in value, but they were far less volatile than stocks. Diversification can dilute the extreme movements that occur occasionally in the securities markets. Similarly, value stocks declined in value over this reporting period, as did the average stock in most economic sectors of the S&P
500. The style diversification of Prudential Balanced Fund allowed you to share the strong, but narrow, technology gains without being wholly exposed to this volatile sector. Our reporting period included the falling markets in January 2000 as well as the exuberant technology stock surge at the end of 1999. In an uncertain environment, diversification is particularly important.

Sincerely,

John R. Strangfeld
President
Prudential Balanced Fund
                                                                     1

Prudential Balanced Fund

Performance Review

(PHOTOS)
Equity Managers: Warren Spitz and Jeff Rose, CFA; Fixed Income Manager:
Steven Kellner, Team Leader of the Corporate Sector Team

MARKET TRENDS AND ASSET ALLOCATION
Our asset allocation helped our returns over the six months ended January 31, 2000, which were poor for bonds. Investors reacted to improving global economic conditions by anticipating a rise in interest rates. This drove down the prices of existing bonds. We benefited from having less invested in bonds than our neutral allocation. We had somewhat more than our neutral allocation invested in stocks; the S&P 500 returned 5.6% over this period. However, almost all of this gain was by technology stocks. Stocks of basic materials companies, consumer staples, financials, energy firms, utilities, and even communications services declined, while S&P 500 technology stocks rose about 30%.

The extreme narrowness of this market was disconcerting to investment professionals, as it was clearly disproportionate to differences in earnings potential. Moreover, volatility in the market--the ups and downs of individual stock prices--has been increasing for some time and is unusually high. This increases the uncertainty about whether most investors will continue their current enthusiasm for technology or search out the less expensive stocks in the market. Prudential Balanced Fund, with its allocation to both growth and value stock investment styles and to bonds, is wholly exposed to neither alternative.

Portfolio Composition
Sectors expressed as a percentage of net assets as of 1/31/00
56.7%  Stocks
33.2%  Bonds
10.1%  Cash & Equivalents
                                    www.prudential.com (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                          As of 1/31/00

                            Six      One     Five        Ten      Since
                           Months    Year    Years      Years   Inception2
Class A                     2.86%    6.77%   85.37%    191.24%    190.05%
Class B                     2.53     5.93    78.69     170.28     197.54
Class C                     2.53     5.93    78.69       N/A      75.63
Class Z                     2.99     7.02     N/A        N/A      53.42
Lipper Balanced Fund Avg.3  2.09     4.09   104.82     214.01      ***

Average Annual Total Returns1                            As of 1/31/00\

                                     One     Five        Ten      Since
                                     Year    Years      Years   Inception2
Class A                              1.43%   11.98%     10.71%    10.64%
Class B                              0.93    12.18      10.45      9.21
Class C                              3.87    12.08       N/A      10.58
Class Z                              7.02     N/A        N/A      11.54

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, 1/22/90; Class B, 9/15/87; Class C, 8/1/94; and Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Balanced Fund category.
The Lipper average is unmanaged. Balanced funds' primary strategy is to provide high total investment return by maintaining a balanced portfolio of stocks, bonds, and money market instruments at all times. Typically, the stock/bond/cash ratio ranges around 60/30/10%.

***Lipper since inception returns are 214.01% for Class A, 253.31% for Class B, 108.44% for Class C, and 60.98% for Class Z, based on all funds in each share class.

Prudential Balanced Fund

Five Largest Holdings expressed as a percentage of the Fund's net assets

Growth Stock Holdings  As of 1/31/00
-------------------------------------------------------------------------------
1.7%  JDS Uniphase Corp./Diversified Operations
      A leading provider of hardware for fiberoptic communications, its chips increase the carrying capacity of optical fibers. Sales grew 53% in 1999. The stock price rose 351% over our reporting period. It is one of the drivers of S&P 500 technology sector performance.

1.3%  Cisco Systems, Inc./Networking
      Makes data networking products such as routers, switches, and relays. Provides most of the Internet switching infrastructure for both carriers and corporate entry points, as well as internal corporate networks. A long-term, high-growth business, with a 28% operating margin and 22% return on equity.

1.2%  Enron Corp./Oil & Gas Equipment & Services
      Largest buyer and seller of natural gas in the United States. Has diversified energy exposure and is building a fiberoptic network as well. Share price rose 59% in our reporting period.

1.1%  Oracle Corp./Computer Software & Services
      Leading developer of large database software systems, and provides consulting and support services for the systems. Business-to-business services for Internet use, such as integrated online data systems. Up 162% over our reporting period.

1.1%  Intel Corp./Electronics
      Leading manufacturer of the microprocessors that power personal computers. Produces other semiconductor chips and information technology products. Operating margins of 33%.

Value Stock Holdings  As of 1/31/00
-------------------------------------------------------------------------------
1.2%  Lehman Brothers Inc./Financial Services
      A leading investment bank, it is growing while maintaining good cost control. Robust earnings gains over the past five years, including 14% growth in the Asia-crash year of 1998. Still sells for less than nine times earnings. Tremendous appreciation potential if it should approach the industry price/earnings multiple.

1.2%  Hanson PLC (ADR) (United Kingdom)/Construction
      After recent acquisition, now the world's largest producer of aggregates. Generating large quantities of free cash, much of which is used for acquisitions. Should be a major beneficiary of the $173 billion for new highway construction in the 1999 Transportation Bill.

1.0%  Reynolds Metals Co./Metals-Nonferrous
      The third largest aluminum producer in the world. The industry is now going through consolidation, and Reynolds has agreed to be acquired by Alcoa.

0.9%  Columbia/HCA Healthcare Corp./Healthcare Services
      Largest hospital chain in the United States. Stock suffered from federal investigation into its Medicare and referral procedures. New management stopped aggressive expansion to focus on getting its operations under control. Pricing for the hospital industry appears to have bottomed. Should benefit from growth in healthcare demand as the average age in the United States rises.

0.9%  Geon Co./Chemicals
      A producer of PVC (polyvinyl chloride), a very common plastic.
4
                                           www.prudential.com (800) 225-1852
Performance Review

GROWTH STOCKS
Our technology holdings focused on firms with established businesses in the computer industry, but whose markets are growing enormously with the rise of the Internet and with new types of telecommunications service. We had particularly large contributions to our return from JDS Uniphase, Oracle, and Cisco Systems, all described in our table of Five Largest Growth Stock Holdings. Among smaller positions, we benefited from EMC, the world's leading supplier of intelligent enterprise storage and retrieval technology. We also benefited from our media holdings, such as CBS and Clear Channel Communications, and our shares in Enron, a diversified energy company.

VALUE STOCKS
Alcoa, the world's dominant aluminum producer, and our smaller holding (during most of the period) of Reynolds Aluminum, continue to perform well for our value holdings. We have begun to take our profits on Alcoa, where we think the greatest part of its upward climb has been realized. Stillwater Mining, the only significant platinum and palladium mine outside South Africa, also made a large contribution to our return. General Motors and Lehman Brothers, an investment bank, were other value stocks that managed substantial gains in this market. In general, however, most of our value stocks had a negative impact on our performance, with the oil service company McDermott International hitting our return the hardest.

BONDS
Our bond benchmark was essentially flat over our reporting period, so our bond holdings had only a small impact on our return despite their excellent performance relative to their benchmark. We had focuses on U.S. corporate and emerging market bonds. Their prices held up better than U.S. Treasury and Agency bonds because they were already inexpensive when we bought them. As the global financial system moved away from the crises of 1997-1998, investors no longer required as large a yield premium to compensate for risk. Our good selection of issuers and our focus on the lower-quality investment-grade corporates also helped.
                                                                         5

Prudential Balanced Fund

Performance Review

LOOKING AHEAD
We are concerned about the volatility in the stock markets, and by the extraordinary disparities in value. These are often signs of a shift in market favor. Our growth holdings may shift somewhat toward cyclical companies--those that are more responsive to the pace of economic growth--while our value holdings may focus more on interest-rate-sensitive stocks, such as inexpensive banks. Our bond holdings continue to emphasize corporate bonds, which yield more than Treasuries--a spread that is unlikely to increase (which would reduce their prices) in an expanding economy.

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited)

Shares         Description                                            Value (Note 1)
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  90.2%
Common Stocks  57.0%
-------------------------------------------------------------------------------------
Advertising  1.0%
      93,900   Interpublic Group of Companies, Inc.                   $    4,319,400
     105,300   Young & Rubicam, Inc.                                       5,673,037
                                                                      --------------
                                                                           9,992,437
-------------------------------------------------------------------------------------
Airlines  0.8%
     153,200   AMR Corp.(a)                                                8,244,075
-------------------------------------------------------------------------------------
Automobiles  1.1%
     125,309   Delphi Automotive Systems Corp.                             2,169,412
      61,500   Ford Motor Co.                                              3,059,625
      79,900   General Motors Corp.                                        6,426,956
                                                                      --------------
                                                                          11,655,993
-------------------------------------------------------------------------------------
Banks  1.1%
      48,500   Chase Manhattan Corp.                                       3,901,219
      21,600   Comerica, Inc.                                                954,450
     255,200   Hanvit Bank(a)                                              1,276,000
      60,900   PNC Bank Corp.                                              2,923,200
      55,700   Wells Fargo Co.                                             2,228,000
                                                                      --------------
                                                                          11,282,869
-------------------------------------------------------------------------------------
Beverages  0.7%
      66,600   Coca-Cola Enterprises, Inc.                                 1,681,650
     177,700   PepsiCo, Inc.                                               6,064,012
                                                                      --------------
                                                                           7,745,662
-------------------------------------------------------------------------------------
Chemicals  2.0%
     426,900   Agrium, Inc. (Canada)                                       3,828,700
      52,500   Dow Chemical Co.                                            6,116,250
     327,200   Geon Co.                                                    9,509,250
      89,300   Lyondell Chemical Co.                                         965,556
                                                                      --------------
                                                                          20,419,756

    See Notes to Financial Statements                                      7

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
-------------------------------------------------------------------------------------
Computer Software & Services  4.9%
      80,900   America Online, Inc.(a)                                $    4,606,244
      41,500   BMC Software, Inc.(a)                                       1,571,813
     121,600   Cisco Systems, Inc.(a)                                     13,315,200
     117,300   Compaq Computer Corp.                                       3,211,087
      91,300   EMC Corp.(a)                                                9,723,450
      78,500   Microsoft Corp.(a)                                          7,683,187
     224,900   Oracle Corp.(a)                                            11,234,458
                                                                      --------------
                                                                          51,345,439
-------------------------------------------------------------------------------------
Construction  1.8%
     350,900   Hanson PLC (ADR) (United Kingdom)                          12,632,400
     242,500   U.S. Home Corp.(a)                                          5,804,844
                                                                      --------------
                                                                          18,437,244
-------------------------------------------------------------------------------------
Containers  0.3%
     140,300   Crown Cork & Seal Co., Inc.                                 2,849,844
-------------------------------------------------------------------------------------
Diversfied Consumer Products  2.2%
      53,700   Colgate-Palmolive Co.                                       3,181,725
     129,500   Eastman Kodak Co.                                           8,012,812
      47,600   Gillette Co.                                                1,790,950
      71,700   Illinois Tool Works, Inc.                                   4,194,450
      53,000   Procter & Gamble Co.                                        5,346,375
                                                                      --------------
                                                                          22,526,312
-------------------------------------------------------------------------------------
Diversified Operations  3.4%
      33,100   Corning, Inc.                                               5,105,675
      60,150   General Electric Co.                                        8,022,506
      87,300   JDS Uniphase Corp.(a)                                      17,803,744
     389,600   Nabisco Group Holdings Corp.                                3,360,300
     141,700   Tomkins PLC (ADR) (United Kingdom)                          1,744,681
                                                                      --------------
                                                                          36,036,906

    8                                      See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
-------------------------------------------------------------------------------------
Electrical Services  1.7%
     106,400   AES Corp.(a)                                           $    8,525,300
      76,800   PECO Energy Co.                                             3,196,800
     164,200   Texas Utilities Co.                                         5,808,575
                                                                      --------------
                                                                          17,530,675
-------------------------------------------------------------------------------------
Electronics  4.1%
      80,400   Altera Corp.(a)                                             5,286,300
      37,100   Applied Materials, Inc.(a)                                  5,091,975
      15,800   Broadcom Corp.(a)                                           4,571,138
     112,200   Intel Corp.                                                11,100,787
      70,900   LSI Logic Corp.(a)                                          5,796,075
      78,700   Motorola, Inc.                                             10,762,225
                                                                      --------------
                                                                          42,608,500
-------------------------------------------------------------------------------------
Financial Services  4.0%
     152,146   Bear, Stearns & Co. Inc.                                    6,276,023
      57,400   Countrywide Credit Industries, Inc.                         1,492,400
      94,200   Edwards (A.G.), Inc.                                        3,120,375
      14,400   Goldman, Sachs & Co.                                        1,319,400
     182,800   Lehman Brothers Inc.                                       13,070,200
     265,050   MBNA Corp.                                                  6,692,512
      84,000   Providian Financial Corp.                                   7,087,500
     106,600   Washington Mutual, Inc.                                     2,704,975
                                                                      --------------
                                                                          41,763,385
-------------------------------------------------------------------------------------
Foods  0.5%
     132,100   Bestfoods                                                   5,746,350
-------------------------------------------------------------------------------------
Funeral Services  0.1%
     259,500   Service Corp. International (a)                             1,183,969
-------------------------------------------------------------------------------------
Healthcare Services/Hospital Management  2.4%
     360,600   Columbia/HCA Healthcare Corp.                               9,848,887
     408,500   Humana, Inc.(a)                                             3,268,000
     412,400   Manor Care Inc.                                             5,490,075
     299,700   Tenet Healthcare Corp.(a)                                   6,818,175
                                                                      --------------
                                                                          25,425,137

    See Notes to Financial Statements                                      9

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
-------------------------------------------------------------------------------------
Insurance  2.3%
      60,600   Aetna, Inc.                                            $    3,226,950
      79,481   American International Group, Inc.                          8,275,959
      60,400   Chubb Corp.                                                 3,397,500
     143,800   SAFECO Corp.                                                3,523,100
     197,500   Selective Insurance Group, Inc.                             2,974,844
     113,200   Torchmark Corp.                                             2,851,225
                                                                      --------------
                                                                          24,249,578
-------------------------------------------------------------------------------------
Machinery  0.6%
      31,300   Commercial Intertech Corp.                                    586,875
     203,000   Flowserve Corp.                                             3,108,438
     122,100   United Dominion Industries, Ltd. (Canada)                   2,449,631
                                                                      --------------
                                                                           6,144,944
-------------------------------------------------------------------------------------
Manufacturing  1.2%
      87,900   Donaldson Co., Inc.                                         1,812,938
     211,100   Tyco International Ltd.                                     9,024,525
      61,600   York International Corp.                                    1,482,250
                                                                      --------------
                                                                          12,319,713
-------------------------------------------------------------------------------------
Media  1.9%
     156,200   CBS Corp.(a)                                                9,108,412
      66,800   Clear Channel Communications, Inc.(a)                       5,769,850
     167,100   Infinity Broadcasting Corp.(a)                              5,430,750
                                                                      --------------
                                                                          20,309,012
-------------------------------------------------------------------------------------
Medical Products & Services  0.2%
      47,450   Cardinal Health, Inc.                                       2,268,703
-------------------------------------------------------------------------------------
Medical Technology  0.6%
     121,100   Abbott Laboratories                                         3,950,888
     119,900   IMS Health, Inc.                                            2,690,256
                                                                      --------------
                                                                           6,641,144

    10                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
-------------------------------------------------------------------------------------
Metals-Non Ferrous  2.3%
     111,400   Alcoa Inc.                                             $    7,763,187
     152,500   Reynolds Metals Co.                                        10,179,375
     252,300   UCAR International Inc.(a)                                  5,692,519
                                                                      --------------
                                                                          23,635,081
-------------------------------------------------------------------------------------
Mining  1.0%
     360,300   Newmont Mining Corp.                                        7,341,112
      84,600   Stillwater Mining Co.(a)                                    3,013,875
                                                                      --------------
                                                                          10,354,987
-------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  5.3%
     126,600   Anadarko Petroleum Corp.                                    4,154,063
     105,900   Baker Hughes, Inc.                                          2,607,788
      82,400   Burlington Resources, Inc.                                  2,641,950
     187,400   Enron Corp.                                                12,637,787
      16,500   Exxon Mobil Corporation                                     1,377,750
     113,236   KeySpan Corp.                                               2,653,969
     477,300   McDermott International, Inc.                               4,713,337
     245,600   Noble Affiliates, Inc.                                      4,927,350
   1,066,300   Pioneer Natural Resources Co.(a)                            9,130,194
     468,600   Western Gas Resources, Inc.                                 5,974,650
     115,900   Williams Companies, Inc.                                    4,491,125
                                                                      --------------
                                                                          55,309,963
-------------------------------------------------------------------------------------
Paper & Forest Products  0.8%
     240,100   Longview Fibre Co.                                          3,436,431
     399,700   Louisiana-Pacific Corp.                                     5,146,138
                                                                      --------------
                                                                           8,582,569
-------------------------------------------------------------------------------------
Pharmaceuticals  1.4%
      90,200   Bristol-Myers Squibb Co.                                    5,953,200
      74,500   Merck & Co., Inc.                                           5,871,531
      71,100   Pfizer, Inc.                                                2,586,263
                                                                      --------------
                                                                          14,410,994

    See Notes to Financial Statements                                     11

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
-------------------------------------------------------------------------------------
Publishing  0.4%
      55,200   Donnelley (R.R.) & Sons Co.                            $    1,210,950
      56,100   New York Times Co.                                          2,563,069
                                                                      --------------
                                                                           3,774,019
-------------------------------------------------------------------------------------
Real Estate Investment Trust  1.6%
     348,300   Crescent Real Estate Equities Co.                           6,269,400
     659,300   Prison Realty Corp.                                         2,925,644
     231,200   Vornado Realty Trust                                        7,239,450
                                                                      --------------
                                                                          16,434,494
-------------------------------------------------------------------------------------
Restaurants  0.5%
     126,800   McDonald's Corp.                                            4,715,375
-------------------------------------------------------------------------------------
Retail  1.8%
      99,600   CVS Corp.                                                   3,479,775
     345,300   Dillard's, Inc.                                             6,625,444
     340,800   Kmart Corp.(a)                                              2,854,200
      45,500   Sears Roebuck & Co.                                         1,407,656
     122,400   The Limited, Inc.                                           3,756,150
      68,300   Toys 'R' Us, Inc.(a)                                          704,344
                                                                      --------------
                                                                          18,827,569
-------------------------------------------------------------------------------------
Steel - Producers  0.9%
     183,500   AK Steel Holding Corp.                                      1,857,937
     384,300   Corus Group PLC (ADR) (United Kingdom)                      7,806,094
                                                                      --------------
                                                                           9,664,031
-------------------------------------------------------------------------------------
Telecommunications  1.3%
      21,300   Comverse Technology, Inc.(a)                                3,053,888
      39,500   Lucent Technologies, Inc.                                   2,182,375
     166,750   MCI WorldCom, Inc.(a)                                       7,660,078
       6,000   Telecomunicacoes Brasileiras SA (ADR) (Brazil) (a)            780,000
                                                                      --------------
                                                                          13,676,341

    12                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
-------------------------------------------------------------------------------------
Tobacco  0.5%
     138,700   Philip Morris Co., Inc.                                $    2,904,031
     129,866   R.J. Reynolds Tobacco Holdings, Inc.                        2,232,072
                                                                      --------------
                                                                           5,136,103
-------------------------------------------------------------------------------------
Tools  0.3%
     124,300   Snap-on, Inc.                                               3,340,562
                                                                      --------------
               Total common stocks (cost $544,345,661)                   594,589,735

DEBT OBLIGATIONS  33.2%
Corporate Bonds  24.3%

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
Aerospace  0.2%
                               Litton Inds Inc., Notes,
Baa2          $      400        8.00%, 10/15/09                             397,280
                               Northrop-Grumman Corp.,
Baa3                 900        7.875%, 3/1/26                              840,114
                               Raytheon Co., Note,
Baa1               1,300        6.50%, 7/15/05                            1,207,258
                                                                     --------------
                                                                          2,444,652
-------------------------------------------------------------------------------------
Airlines  0.8%
                               Continental Airlines, Inc., Notes,
Ba2                1,730       8.00%, 12/15/05                            1,564,768
Aa3                1,420       7.46%, 4/1/15                              1,353,835
                               Delta Air Lines, Inc., Notes,
Baa3                 500        7.90%, 12/15/09                             483,965
                               United Airlines, Inc.,
Baa3               5,000        10.67%, 5/1/04                            5,397,200
                                                                     --------------
                                                                          8,799,768

    See Notes to Financial Statements                                     13

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
Asset Backed Securities  2.2%
                               California Infrastructure, PG&E,
Aaa           $    3,000        6.32%, 9/25/05                       $    2,926,406
                               Citibank Credit Card Master Trust,
Aaa                5,000        6.10%, 5/15/08                            4,675,500
                               MBNA Master Credit Card Trust,
Aaa                5,000        5.90%, 8/15/11                            4,463,231
                               Team Fleet Financing Corp.,
Aa3               11,000        7.35%, 5/15/03                           10,891,719
                                                                     --------------
                                                                         22,956,856
-------------------------------------------------------------------------------------
Automobiles  1.7%
                               Cooper Tire And Rubber Co., Notes,
A3                 3,000        7.75%, 12/15/09                           2,909,100
                               Ford Motor Co.,
A1                 3,000       6.375%, 2/1/29                             2,455,290
A1                   600       7.45%, 7/16/31                               563,970
                               Lear Corp., Sr. Note,
Ba1                2,335        7.96%, 5/15/05                            2,194,900
                               Navistar International Corp.,
Ba1                2,000       7.00%, 2/1/03                              1,910,000
Ba2                  370       8.00%, 2/1/08                                342,250
                               TRW, Inc., Note,
Baa1               7,700        6.45%, 6/15/01                            7,596,531
                                                                     --------------
                                                                         17,972,041
-------------------------------------------------------------------------------------
Banks  2.1%
                               Bank Nova Scotia NY,
A1                 3,900        6.50%, 7/15/07                            3,811,031
                               Barclays Bank PLC, Note,
Aa3                  500        7.40%, 12/15/09                             485,325
                               Bayer Hypo-Vereinsbank,
Aa3                  300        8.741%, 6/30/31                             288,000
                               Bayerische Landesbank,
Aaa                1,950        5.875%, 12/1/08                           1,711,573
                               Capital One Bank, Sr. Note,
Baa2               3,000        7.08%, 10/30/01                           2,954,190

    14                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
                               Chon Hung Bank,
B1            $    2,150        1.00%, 1/7/05                        $    2,193,000
                               Compass Bank,
A1                 1,300        8.10%, 8/15/09                            1,279,525
                               Dresdner Funding Trust,
A1                 3,700        8.151%, 6/30/31                           3,374,400
                               HVB Funding Trust,
Aa3                  200        9.00%, 10/22/31                             199,560
                               KBC Bank Funding Trust,
A1                 2,500        9.86%, 11/29/49                           2,576,475
                               Keycorp Capital,
A1                   750        7.75%, 7/15/29                              690,000
                               National Australia Bank Ltd.,
A1                 2,100        6.40%, 12/10/07                           2,089,172
                                                                     --------------
                                                                         21,652,251
-------------------------------------------------------------------------------------
Beverages  0.1%
                               Coca Cola Bottling Co.,
Baa2                 600        6.375%, 5/1/09                              530,958
                               Coca Cola Enterprises Inc., Notes,
A2                   900        7.125%, 9/30/09                             864,990
                                                                     --------------
                                                                          1,395,948
-------------------------------------------------------------------------------------
Broadcasting  0.1%
                               Liberty Media Corp., Notes,
Baa3                 400       7.875%, 7/15/09                              392,000
Baa3                 700       8.50%, 7/15/29                               707,700
                                                                     --------------
                                                                          1,099,700
-------------------------------------------------------------------------------------
Cable & Pay Television Systems  0.8%
                               British Sky Broadcasting Group,
Baa2               2,000        6.875%, 2/23/09                           1,766,120
                               Century Communications Corp., Sr.
                                Note,
Ba3                2,000        9.75%, 2/15/02                            2,005,000
                               Comcast Cable Communications,
Baa2               2,000        8.375%, 5/1/07                            2,054,040

    See Notes to Financial Statements                                     15

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
                               CSC Holdings, Inc., Sr. Notes,
Ba2           $      900       7.25%, 7/15/08                        $      843,660
Ba2                  475       7.875%, 12/15/07                             464,127
                               Rogers Cablesystems Ltd.,
B2                   885        11.00%, 12/1/15                             995,625
                                                                     --------------
                                                                          8,128,572
-------------------------------------------------------------------------------------
Captive Finance  1.0%
                               Ford Motor Credit Co., Note,
A1                 5,000       7.75%, 3/15/05                             5,019,400
A1                   400       7.375%, 10/28/09                             390,680
                               Sears Roebuck Acceptance Corp.,
                                Note,
A2                 5,000        6.38%, 10/7/02                            4,806,650
                                                                     --------------
                                                                         10,216,730
-------------------------------------------------------------------------------------
Cellular Communications  0.1%
                               Rogers Cantel, Inc.,
Ba3                  790        9.375%, 6/1/08                              809,750
-------------------------------------------------------------------------------------
Chemicals  0.2%
                               Lyondell Chemical Co.,
Ba3                  585        9.625%, 5/1/07                              577,688
                               Monsanto Co.,
A2                   245       6.50%, 12/1/18                               214,926
A1                   585       6.75%, 12/15/27                              507,084
                               Rohm & Haas Co., Notes,
A3                   800        6.95%, 7/15/04                              781,504
                                                                     --------------
                                                                          2,081,202
-------------------------------------------------------------------------------------
Computer Services  0.2%
                               Cendant Corp., Notes,
Baa1               1,400        7.75%, 12/1/03                            1,384,894
                               Unisys Corp., Sr. Notes,
Ba1                1,075        12.00%, 4/15/03                           1,147,563
                                                                     --------------
                                                                          2,532,457
-------------------------------------------------------------------------------------
Containers  0.3%
                               Owens Illinois, Inc.,
Ba1                2,100        7.50%, 5/15/10                            1,887,711

    16                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
                               Pactiv Corp.,
Baa3          $    1,650        7.95%, 12/15/25                      $    1,493,184
                                                                     --------------
                                                                          3,380,895
-------------------------------------------------------------------------------------
Diversified Operations  0.2%
                               Seagram (J.) & Sons Inc.,
Baa3               1,400        5.79%, 4/15/01                            1,371,580
                               Tyco International Ltd.,
Baa1                 400       7.00%, 6/15/28                               346,308
Baa1                 600       6.875%, 1/15/29                              510,414
                                                                     --------------
                                                                          2,228,302
-------------------------------------------------------------------------------------
Electrical Services  0.7%
                               AES Corp., Sr. Note,
Ba1                1,640        9.50%, 6/1/09                             1,627,700
                               Calpine Corp., Sr. Notes,
Ba1                1,355        10.50%, 5/15/06                           1,422,750
                               CMS Energy Corp., Sr. Note,
Ba3                1,300        8.00%, 7/1/01                             1,287,390
                               Cogentrix Inc., Sr. Note,
Ba1                  950        8.10%, 3/15/04                              904,561
                               Edison Mission Energy Co., Sr.
                                Note,
A3                   900        7.73%, 6/15/09                              884,187
                               PSEG Energy Holdings, Inc., Sr.
                                Notes,
Ba1                  870        10.00%, 10/1/09                             887,944
                               Utilicorp United Inc., Sr. Note,
Baa3                 800        7.00%, 7/15/04                              764,320
                                                                     --------------
                                                                          7,778,852
-------------------------------------------------------------------------------------
Entertainment  0.6%
                               Harrahs Operating Co., Inc.,
Ba2                   95        7.875%, 12/15/05                             89,538
                               Park Place Entertainment Corp.,
Ba2                  815        7.875%, 12/15/05                            768,137
                               Royal Caribbean Cruises Ltd., Sr.
                                Note,
Baa3               5,000        8.25%, 4/1/05                             5,028,950
                                                                     --------------
                                                                          5,886,625

    See Notes to Financial Statements                                     17

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
Equipment Rental
                               United Rentals Inc.,
B1            $      310        8.80%, 8/15/08                       $      282,100
-------------------------------------------------------------------------------------
Financial Services  1.2%
                               Capital One Financial Corp., Note,
Baa3               1,650        7.25%, 5/1/06                             1,553,063
                               Heller Financial, Inc., Note,
A3                   800        6.00%, 3/19/04                              752,696
                               International Lease Finance Corp.,
                                Note,
A1                 4,500        5.90%, 3/12/03                            4,292,595
                               Osprey Trust Inc.,
Baa3               3,000        8.31%, 1/15/03                            2,980,560
                               RBF Finance Co.,
Ba3                  415        11.375%, 3/15/09                            437,825
                               Sanwa Finance,
Baa1               1,250        8.35%, 7/15/09                            1,242,500
                                                                     --------------
                                                                         11,259,239
-------------------------------------------------------------------------------------
Foods  0.7%
                               Archer Daniels Midland Co.,
Aa3                1,600        6.625%, 5/1/29                            1,353,584
                               Kroger Co., Sr. Notes,
Baa3               3,400       6.375%, 3/1/08                             3,069,860
Baa3               1,800       6.34%, 6/1/01                              1,774,125
Baa3               1,000       7.25%, 6/1/09                                946,250
Baa3                 250       7.70%, 6/1/29                                238,125
                                                                     --------------
                                                                          7,381,944
-------------------------------------------------------------------------------------
Healthcare Services/Hospital Management  0.2%
                               Columbia/HCA Healthcare Corp.,
                                Notes,
Ba2                  825        6.91%, 6/15/05                              738,375
                               Tenet Healthcare Corp., Sr. Notes,
Ba1                  620        7.875%, 1/15/03                             598,300
                                                                     --------------
                                                                          1,336,675

    18                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
Hotels & Leisure  0.4%
                               HMH Properties Inc., Sr. Note,
Ba2           $    1,080        7.875%, 8/1/05                       $      972,000
                               Marriott International Inc., Notes,
Baa1                 100        7.875%, 9/15/09                              97,789
                               Starwood Hotels & Resorts, Inc.,
                                Note,
Baa1               3,500        6.75%, 11/15/03                           3,224,865
                                                                     --------------
                                                                          4,294,654
-------------------------------------------------------------------------------------
Insurance  0.7%
                               Allstate Corp., Sr. Notes,
A1                   200        7.20%, 12/1/09                              191,406
                               Conseco Finance Trust,
Ba3                2,665        8.796%, 4/1/27                            2,324,306
Ba3                5,000       8.70%, 11/15/26                            4,399,750
                               Royal & Sun Alliance Insurance
                                Group, PLC,
A1                   600        8.95%, 10/15/29                             618,000
                                                                     --------------
                                                                          7,533,462
-------------------------------------------------------------------------------------
Investment Banking  0.7%
                               Bear, Stearns & Co. Inc., Notes,
A2                   190        7.625%, 12/7/09                             184,781
                               Goldman, Sachs & Co., Note,
A1                 2,500        7.80%, 1/28/10                            2,482,812
                               Lehman Brothers, Inc. Notes,
Baa1               3,565       6.625%, 4/1/04                             3,410,065
Baa1               1,370       6.625%, 2/5/06                             1,287,321
                                                                     --------------
                                                                          7,364,979
-------------------------------------------------------------------------------------
Media  0.9%
                               Cox Enterprises Inc.,
Baa1                 900        6.625%, 6/14/02                             880,659
                               News America Holdings Inc.,
Baa3               6,500        6.703%, 5/21/34                           6,176,430

    See Notes to Financial Statements                                     19

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
                               Time Warner, Inc.,
Baa3          $    2,000        8.11%, 8/15/06                       $    2,034,020
                               United News & Media PLC, Note,
Baa2                 550        7.25%, 7/1/04                               529,100
                                                                     --------------
                                                                          9,620,209
-------------------------------------------------------------------------------------
Miscellaneous Services
                               Comunidad Autonoma De Andalucia,
                                Notes,
Aa3                  120        7.25%, 10/1/29                              115,200
-------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  0.8%
                               Amerada Hess Corp., Notes,
Baa1                 400        7.875%, 10/1/29                             391,060
Baa1                 150       7.375%, 10/1/09                              145,194
                               Atlantic Richfield Co., Notes,
A2                 1,760        5.90%, 4/15/09                            1,570,501
                               BJ Services Co., Sr. Note,
Baa2               3,500        7.00%, 2/1/06                             3,273,620
                               El Paso Energy Corp., Sr. Note,
Baa3               1,000        6.625%, 7/15/01                             988,800
                               Eott Energy Partners LP, Sr. Notes,
Ba2                  670        11.00%, 10/1/09                             677,537
                               Sonat Inc., Note,
Baa2               1,400        7.625%, 7/15/11                           1,364,888
                                                                     --------------
                                                                          8,411,600
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  0.2%
                               Parker & Parsley Petroleum Co.,
                                Note,
Ba1                  500        8.875%, 4/15/05                             492,505
                               Seagull Energy Corp, Sr. Note,
Ba1                  615        7.875%, 8/1/03                              599,625
                               Union Pacific Resources Group, Inc.
                                Sr. Note,
Baa3                 450        7.375%, 9/15/09                             468,652
Baa3                 600       7.95%, 4/15/29                               581,856
                                                                     --------------
                                                                          2,142,638

    20                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
Paper & Forest Products  0.6%
                               Fort James Corp., Note,
Baa2          $    2,000        6.234%, 3/15/01                      $    1,974,320
                               Georgia Pacific Corp.,
Baa2                 225        7.75%, 11/15/29                             216,799
                               Scotia Pacific Co.,
Baa2               4,800        7.71%, 7/20/28                            3,888,000
                                                                     --------------
                                                                          6,079,119
-------------------------------------------------------------------------------------
Printing  0.1%
                               World Color Press Inc.,
Baa3                 260       8.375%, 11/15/08                             249,600
Baa3                 815       7.75%, 2/15/09                               757,950
                                                                     --------------
                                                                          1,007,550
-------------------------------------------------------------------------------------
Real Estate Investment Trust  0.8%
                               Duke Realty Ltd., Sr. Note,
Baa1                 800        7.30%, 6/30/03                              782,400
                               ERP Operating, LP, Notes,
A3                 5,000       6.15%, 9/15/00                             4,962,000
A3                   400       7.10%, 6/23/04                               386,916
A3                 2,000       6.63%, 4/13/15                             1,865,920
                                                                     --------------
                                                                          7,997,236
-------------------------------------------------------------------------------------
Retail  0.9%
                               Dayton Hudson Corp., Note,
A3                 3,525        6.40%, 2/15/03                            3,418,792
                               Federated Dept. Stores, Inc., Sr.
                                Notes,
Baa2               2,500       8.125%, 10/15/02                           2,531,550
Baa2               2,500       8.50%, 6/15/03                             2,558,100
                               Saks Inc.,
Baa3               1,000        8.25%, 11/15/08                             959,200
                                                                     --------------
                                                                          9,467,642

    See Notes to Financial Statements                                     21

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
Savings & Loan  0.2%
                               Sovereign Bancorp Inc., Sr. Notes,
Ba3           $      445       10.25%, 5/15/04                       $      442,499
Ba3                  770       10.50%, 11/15/06                             781,550
                               Washington Mutual Inc., Sr. Notes,
A3                 1,000        7.50%, 8/15/06                              977,260
                                                                     --------------
                                                                          2,201,309
-------------------------------------------------------------------------------------
Telecommunications  2.1%
                               AT&T Canada Inc, Sr. Notes,
Baa3                 500        7.65%, 9/15/06                              493,340
                               AT&T Corp.,
A2                 7,000        9.25%, 4/15/02                            7,281,960
                               Cable & Wireless Communication,
                                Note,
Baa1                 600        6.75%, 12/1/08                              576,312
                               Electric Lightwave Inc., Note,
A2                   900        6.05%, 5/15/04                              837,270
                               Global Crossing Holdings, Ltd., Sr.
                                Notes,
Ba2                1,485        9.125%, 11/15/06                          1,433,025
                               LCI International Inc.,
Ba1                3,550        7.25%, 6/15/07                            3,369,731
                               Qwest Communications Int'l., Inc.,
                                Sr. Note,
Ba1                1,870        7.50%, 11/1/08                            1,813,900
                               Sprint Capital Corp.,
Baa1               2,500        6.875%, 11/15/28                          2,174,050
                               Telecomunicaciones de Puerto Rico,
                                Notes,
Baa2               1,800       6.65%, 5/15/06                             1,672,308
Baa2               1,400       6.80%, 5/15/09                             1,272,404
                               Williams Communications Group, Inc.
                                Sr. Notes,
B2                   680       10.70%, 10/1/07                              705,500
B2                   120       10.875%, 10/1/09                             123,600
                                                                     --------------
                                                                         21,753,400

    22                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
Transportation  0.5%
                               Norfolk Southern Corp., Note,
Baa1          $    5,000        6.95%, 5/1/02                        $    4,933,650
-------------------------------------------------------------------------------------
Utilities  1.8%
                               Calenergy Co., Inc., Sr. Note,
Baa3               4,500        6.96%, 9/15/03                            4,341,600
                               Cleveland Electric Illuminating,
                                Notes,
Ba1                3,000       7.19%, 7/1/00                              2,994,000
Ba1                2,000       7.67%, 7/1/24                              1,961,800
                               Hydro-Quebec,
A2                   125        7.50%, 4/1/16                               120,559
                               Niagara Mohawk Power Corp.,
Baa2               4,500       7.375%, 8/1/03                             4,456,170
Baa2               2,000       8.00%, 6/1/04                              2,017,900
                               Western Massachusetts Electric Co.,
Baa3               3,000        7.375%, 7/1/01                            2,979,600
                                                                     --------------
                                                                         18,871,629
-------------------------------------------------------------------------------------
Waste Management  0.2%
                               Allied Waste North America Inc.,
                                Sr. Notes,
Ba3                  775        7.625%, 1/1/06                              682,000
                               Waste Management Inc.,
Ba1                1,000        6.125%, 7/15/01                             958,370
                                                                     --------------
                                                                          1,640,370
                               Total corporate bonds (cost
                                $263,492,111)                           253,059,206
                                                                     --------------
-------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES  7.7%
                               United States Treasury Bonds,
                  10,000       8.125%, 8/15/19                           11,517,200
                   7,400       8.125%, 8/15/21                            8,601,316
                   3,600       6.75%, 8/15/26                             3,661,308
                   2,700       6.375%, 8/15/27                            2,623,644
                   5,320       5.25%, 2/15/29                             4,431,400

    See Notes to Financial Statements                                     23

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
                               United States Treasury Notes,
              $       25       5.875%, 11/15/04                      $       24,168
                  49,500       6.50%, 10/15/06                           48,780,765
                     390       6.00%, 8/15/09                               371,717
                                                                     --------------
                               Total U.S. government securities
                                (cost $81,965,416)                       80,011,518
                                                                     --------------
-------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS  1.2%
                               Republic of Columbia, (Columbia)
Ba2                  700       9.75%, 4/23/09                               618,625
                               Republic of Panama, (Panama)
Ba1                1,700       4.00%, 7/17/14                             1,312,188
                               Republic of Philippines,
                                (Philippines)
Ba1                  700       8.875%, 4/15/08                              672,000
                               Republic of Poland, (Poland)
Baa3               1,950       4.00%, 10/27/24                            1,265,063
                               Republic of Quebec, (Canada)
A2                 2,050       7.50%, 7/15/23                             1,994,363
A2                   780       5.75%, 2/15/09                               680,636
                               Republic of Saskatchewan, (Canada)
A2                   500       9.125%, 2/15/21                              579,705
                               United Mexican States, (Mexico)
Ba2                2,500       10.375%, 2/17/09                           2,512,500
Ba2                3,500       5.875%, 12/31/19                           3,257,187
                                                                     --------------
                               Total foreign government
                                (cost $13,287,506)                       12,892,267
                                                                     --------------
                               Total debt obligations
                                (cost $358,745,033)                     345,962,991
                                                                     --------------
              Units
-------------------------------------------------------------------------------------
WARRANTS(a)
                               United Mexican States, (Mexico)
              $    5,384        expiring 12/13/03                                 0
                                                                     --------------
                               Total long-term investments
                                (cost $903,090,694)                     940,552,726
                                                                     --------------

    24                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of January 31, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                           Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  9.9%
Repurchase Agreement
-----------------------------------------------------------------------------------
                               Joint Repurchase Agreement Account,
                                5.713%, 2/1/00 (cost $102,913,000;
              $  102,913        Note 5)                              $  102,913,000
                                                                     --------------
                               Total Investments  100.1%
                                (cost $1,006,003,694; Note 4)         1,043,465,726
                               Liabilities in excess of other
                                assets  (0.1%)                           (1,135,706)
                                                                     --------------
                               Net Assets  100%                      $1,042,330,020
                                                                     --------------
                                                                     --------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
The Fund's current SAI contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     25

       Prudential Balanced Fund        As of January 31, 2000 (Unaudited)
             Statement of Assets and Liabilities

                                                                  January 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,006,003,694)                        $1,043,465,726
Foreign currency at value (cost $19,958)                                   20,288
Cash                                                                      253,447
Receivable for investments sold                                        13,696,308
Dividends and interest receivable                                       7,389,813
Receivable for Fund shares sold                                           858,441
Prepaid expenses                                                           38,288
                                                                  ----------------
      Total assets                                                  1,065,722,311
                                                                  ----------------
Liabilities
Payable for investments purchased                                      18,279,485
Payable for Fund shares reacquired                                      3,342,182
Management fee payable                                                    588,235
Distribution fee payable                                                  463,449
Withholding tax payable                                                    16,398
Due to broker-variation margin                                             15,806
Accrued expenses                                                          686,736
                                                                  ----------------
      Total liabilities                                                23,392,291
                                                                  ----------------
Net Assets                                                         $1,042,330,020
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      870,080
   Paid-in capital in excess of par                                   956,727,134
                                                                  ----------------
                                                                      957,597,214
   Undistributed net investment income                                  3,116,710
   Accumulated net realized gain on investments                        44,202,537
   Net unrealized appreciation on investments                          37,413,559
                                                                  ----------------
Net assets, January 31, 2000                                       $1,042,330,020
                                                                  ----------------
                                                                  ----------------

    26                                     See Notes to Financial Statements

      Prudential Balanced Fund        As of January 31, 2000 (Unaudited) Cont'd.
             Statement of Assets and Liabilities

                                                                  January 31, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($519,959,368 / 43,339,085 shares of beneficial
      interest issued and outstanding)                                     $12.00
   Maximum sales charge (5% of offering price)                                .63
   Maximum offering price to public                                        $12.63
Class B:
   Net asset value, offering price and redemption price per
      share
      ($390,213,461 / 32,657,200 shares of beneficial
      interest issued and outstanding)                                     $11.95
Class C:
   Net asset value and redemption price per share
      ($10,295,188 / 861,618 shares of beneficial interest
      issued and outstanding)                                              $11.95
   Sales charge (1% of offering price)                                        .12
   Offering price to public                                                $12.07
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($121,862,003 / 10,150,127 shares of beneficial
      interest issued and outstanding)                                     $12.01

    See Notes to Financial Statements                                     27

       Prudential Balanced Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                     Ended
                                                                January 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest (net of foreign withholding taxes of $11,304)         $ 14,556,300
   Dividends (net of foreign withholding taxes of
   $270,016)                                                         6,168,005
                                                              --------------------
      Total income                                                  20,724,305
                                                              --------------------
Expenses
   Management fee                                                    3,471,630
   Distribution fee--Class A                                           654,165
   Distribution fee--Class B                                         2,094,105
   Distribution fee--Class C                                            50,206
   Transfer agent's fees and expenses                                1,267,000
   Custodian's fees and expenses                                        97,000
   Reports to shareholders                                              91,000
   Registration fees                                                    50,000
   Legal fees and expenses                                              20,000
   Audit fees and expenses                                              15,000
   Trustees' fees and expenses                                          11,000
   Miscellaneous                                                        28,258
                                                              --------------------
      Total expenses                                                 7,849,364
                                                              --------------------
Net investment income                                               12,874,941
                                                              --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES
Net realized gain (loss) on:
   Investment transactions                                          56,679,709
   Financial futures transactions                                       (4,039)
   Foreign currency transactions                                           353
                                                              --------------------
                                                                    56,676,023
                                                              --------------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                     (41,209,240)
   Financial futures                                                   (48,813)
   Foreign currencies                                                      340
                                                              --------------------
                                                                   (41,257,713)
                                                              --------------------
Net gain on investments                                             15,418,310
                                                              --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 28,293,251
                                                              --------------------
                                                              --------------------

    28                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months
                                                      Ended            Year Ended
                                                 January 31, 2000    July 31, 1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $   12,874,941     $   22,728,264
   Net realized gain on investments and
      foreign currency transactions                   56,676,023         58,971,735
   Net change in unrealized appreciation
      (depreciation) of investments                  (41,257,713)        24,344,289
                                                 ----------------    --------------
   Net increase in net assets resulting from
      operations                                      28,293,251        106,044,288
                                                 ----------------    --------------
Dividends and distributions (Note 1)
   Dividends to shareholders from net
      investment income
      Class A                                         (6,372,308)       (11,600,552)
      Class B                                         (3,469,534)        (7,501,189)
      Class C                                            (83,283)          (147,713)
      Class Z                                         (1,613,742)        (3,085,601)
                                                 ----------------    --------------
                                                     (11,538,867)       (22,335,055)
                                                 ----------------    --------------
   Distributions from net realized gains on
      investment transactions
      Class A                                        (34,600,438)       (33,667,951)
      Class B                                        (27,903,897)       (35,854,241)
      Class C                                           (676,969)          (670,807)
      Class Z                                         (8,022,304)        (7,850,486)
                                                 ----------------    --------------
                                                     (71,203,608)       (78,043,485)
                                                 ----------------    --------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                      94,389,779        174,931,450
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                     78,963,724         95,452,760
   Cost of shares reacquired                        (170,869,416)      (341,670,552)
                                                 ----------------    --------------
   Net increase (decrease) in net assets from
      Fund shares transactions                         2,484,087        (71,286,342)
                                                 ----------------    --------------
      Total decrease                                 (51,965,137)       (65,620,594)
NET ASSETS
Beginning of period                                1,094,295,157      1,159,915,751
                                                 ----------------    --------------
End of period(a)                                  $1,042,330,020     $1,094,295,157
                                                 ----------------    --------------
                                                 ----------------    --------------
------------------------------
(a) Includes undistributed net investment
    income of:                                    $    3,116,710     $    1,780,283
                                                 ----------------    --------------

    See Notes to Financial Statements                                     29

       Prudential Balanced Fund
             Notes to Financial Statements (Unaudited)

      Prudential Balanced Fund (the 'Fund') is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on February 23, 1987. The investment objective of the Fund is to achieve a high total investment return consistent with moderate risk. The Fund invests in a diversified portfolio of money market instruments, debt obligations and equity securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific country, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Any security for which the primary market is on
an exchange (including Nasdaq National Market System equity securities) is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices quoted on such day or at the bid price in the absence of an asked price. Corporate bonds (other than convertible debt securities) and U.S. Government and agency securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by an independent pricing service. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Forward currency exchange contracts are valued at the current cost of offsetting the contract on the day of valuation. Options are valued at the mean between the most recently quoted bid and asked prices. Futures and options thereon are valued at their last sales price as of the close of the commodities exchange or board of trade.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market
    30

       Prudential Balanced Fund
             Notes to Financial Statements (Unaudited) Cont'd.

on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

      Net realized gains on foreign currency transactions represent net foreign exchange gains from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
                                                                          31

       Prudential Balanced Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rates.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income quarterly and make distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with American Institute of Certified Public Accountants, Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $353 and decrease accumulated net realized gain
    32

       Prudential Balanced Fund
             Notes to Financial Statements (Unaudited) Cont'd.

on investments by $353 relating to net realized foreign currency gains. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      For the period August 1, 1999 through January 31, 2000 the management fee paid PIFM was computed daily and payable monthly at an annual rate of .65 of 1% of the Fund's average daily net assets. Effective January 1, 2000, the management fee paid PIFM is computed daily and payable monthly at an annual rate of .65 of 1% of the Fund's average daily net assets up to $1 billion and .60 of 1% of the average net assets of the Fund in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees were accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensated PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended January 31, 2000.

      PIMS has advised the Fund that it received approximately $72,600 and $11,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended January 31, 2000. From these
                                                                          33

       Prudential Balanced Fund
             Notes to Financial Statements (Unaudited) Cont'd.

fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended January 31, 2000, it received approximately $281,000 and $1,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PIC, PIFM and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the six months ended January 31, 2000. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions. The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the six months ended January 31, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended January 31, 2000, the Fund incurred fees of approximately $994,700 for the services of PMFS. As of
    34

       Prudential Balanced Fund
             Notes to Financial Statements (Unaudited) Cont'd.

January 31, 2000, approximately $175,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities of the Fund, other than short-term investments, for the six months ended January 31, 2000, were $321,222,041 and $397,153,786, respectively, which includes purchases and sales of U.S. government obligations of $123,115,739 and $99,382,688, respectively.

      The cost basis of investments for federal income tax purposes as of January 31, 2000 was $1,006,092,807 and accordingly, net unrealized appreciation of investments for federal income tax purposes was $37,372,919 (gross unrealized appreciation--$137,251,262; gross unrealized depreciation--$99,878,343).

      During the six months ended January 31, 2000, the Fund entered into financial futures contracts. Details of open contracts at January 31, 2000 are as follows:

                                                   Value at       Value at         Unrealized
Number of                          Expiration       Trade        January 31,      Appreciation/
Contracts           Type              Date           Date           2000         (Depreciation)
---------     -----------------    -----------    ----------     -----------     ---------------
               Long Positions:
    22         U.S. Long Bond      Mar. 2000      $2,077,625     $ 2,028,812        $ (48,813)
                                                                                 ---------------
                                                                                 ---------------

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government or federal agency obligations. As of January 31, 2000, the Fund had a 14.6% undivided interest in repurchase agreements in the joint account. The undivided interest for the Fund represented $102,913,000 in principal amount. As of
                                                                          35

       Prudential Balanced Fund
             Notes to Financial Statements (Unaudited) Cont'd.

such date, each repurchase agreement in the joint account and the value of the collateral therefor was as follows:

      Bear, Stearns & Co. Inc., 5.72%, in the principal amount of $150,000,000, repurchase price $150,023,833, due 02/01/00. The value of the collateral including accrued interest was $153,133,078.

      Credit Suisse First Boston Corporation, 5.74%, in the principal amount of $75,000,000, repurchase price $75,011,958, due 02/01/00. The value of the collateral including accrued interest was $77,491,043.

      Credit Suisse First Boston Corporation, 5.73%, in the principal amount of $125,000,000, repurchase price $125,019,895, due 02/01/00. The value of the collateral including accrued interest was $129,169,641.

      Greenwich Capital Markets, Inc., 5.72%, in the principal amount of $100,000,000, repurchase price $100,015,888, due 02/01/00. The value of the collateral including accrued interest was $102,001,008.

      Goldman, Sachs & Co., 5.70%, in the principal amount of $230,536,000, repurchase price $230,572,501, due 02/01/00. The value of the collateral including accrued interest was $235,147,150.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.60%, in the principal amount of $25,000,000, repurchase price $25,003,888, due 02/01/00. The value of the collateral including accrued interest was $25,501,335.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
    36

       Prudential Balanced Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest for the period ended January 31, 2000 and July 31, 1999 were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended January 31, 2000:
Shares sold...............................................    4,143,844    $  51,520,392
Shares issued in reinvestment of dividends and
  distributions...........................................    3,231,991       38,333,155
Shares reacquired.........................................   (6,135,202)     (75,623,049)
                                                            -----------    -------------
Net increase in shares outstanding before conversion......    1,240,633       14,230,498
Shares issued upon conversion from Class B................    1,307,089       16,058,015
                                                            -----------    -------------
Net increase in shares outstanding........................    2,547,722    $  30,288,513
                                                            -----------    -------------
                                                            -----------    -------------
Year ended July 31, 1999:
Shares sold...............................................    5,888,331    $  72,630,854
Shares issued in reinvestment of dividends and
  distributions...........................................    3,548,537       42,190,816
Shares reacquired.........................................  (10,211,802)    (126,616,025)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion......     (774,934)     (11,794,355)
Shares issued upon conversion from Class B................    3,108,715       37,656,869
                                                            -----------    -------------
Net increase in shares outstanding........................    2,333,781    $  25,862,514
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six months ended January 31, 2000:
Shares sold...............................................    1,761,778    $  21,743,481
Shares issued in reinvestment of dividends and
  distributions...........................................    2,561,075       30,279,091
Shares reacquired.........................................   (5,729,307)     (70,545,737)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion......   (1,406,454)     (18,523,165)
Shares reacquired upon conversion into Class A............   (1,312,229)     (16,058,015)
                                                            -----------    -------------
Net decrease in shares outstanding........................   (2,718,683)   $ (34,581,180)
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          37

       Prudential Balanced Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended July 31, 1999:
Shares sold...............................................    4,593,047    $  56,428,035
Shares issued in reinvestment of dividends and
  distributions...........................................    3,520,532       41,558,742
Shares reacquired.........................................  (12,029,878)    (147,746,960)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion......   (3,916,299)     (49,760,183)
Shares reacquired upon conversion into Class A............   (3,122,676)     (37,656,869)
                                                            -----------    -------------
Net decrease in shares outstanding........................   (7,038,975)   $ (87,417,052)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended January 31, 2000:
Shares sold...............................................      158,497    $   1,953,381
Shares issued in reinvestment of dividends and
  distributions...........................................       61,199          723,534
Shares reacquired.........................................     (146,596)      (1,802,161)
                                                            -----------    -------------
Net increase in shares outstanding........................       73,100    $     874,754
                                                            -----------    -------------
                                                            -----------    -------------
Year ended July 31, 1999:
Shares sold...............................................      311,461    $   3,843,335
Shares issued in reinvestment of dividends and
  distributions...........................................       65,181          770,023
Shares reacquired.........................................     (319,838)      (3,923,655)
                                                            -----------    -------------
Net increase in shares outstanding........................       56,804    $     689,703
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended January 31, 2000:
Shares sold...............................................    1,551,816    $  19,172,525
Shares issued in reinvestment of dividends and
  distributions...........................................      811,584        9,627,944
Shares reacquired.........................................   (1,855,596)     (22,898,469)
                                                            -----------    -------------
Net increase in shares outstanding........................      507,804    $   5,902,000
                                                            -----------    -------------
                                                            -----------    -------------
Year ended July 31, 1999:
Shares sold...............................................    3,393,149    $  42,029,226
Shares issued in reinvestment of dividends and
  distributions...........................................      918,694       10,933,179
Shares reacquired.........................................   (5,089,268)     (63,383,912)
                                                            -----------    -------------
Net decrease in shares outstanding........................     (777,425)   $ (10,421,507)
                                                            -----------    -------------
                                                            -----------    -------------

                       This page intentionally left blank
                                                                          39

       Prudential Balanced Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                  January 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.66
                                                                  ----------------
Income from investment operations
Net investment income                                                      .17
Net realized and unrealized gain on investment transactions                .18
                                                                  ----------------
   Total from investment operations                                        .35
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.16)
Distributions from net realized gains on investment and
   foreign currency transactions                                          (.85)
                                                                  ----------------
   Total distributions                                                   (1.01)
                                                                  ----------------
Net asset value, end of period                                        $  12.00
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $519,959
Average net assets (000)                                              $520,488
Ratios to average net assets:
   Expenses, including distribution fees                                  1.19%(b)
   Expenses, excluding distribution fees                                   .94%(b)
   Net investment income                                                  2.67%(b)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  34%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
    40                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                           Year Ended July 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.63             $  14.01             $  11.85             $  12.04             $  11.12
----------------     ----------------     ----------------     ----------------     ----------------
         .29                  .33                  .34                  .31                  .34
         .92                  .29                 2.96                  .28                 1.11
----------------     ----------------     ----------------     ----------------     ----------------
        1.21                  .62                 3.30                  .59                 1.45
----------------     ----------------     ----------------     ----------------     ----------------
        (.29)                (.34)                (.36)                (.29)                (.33)
            )
        (.89                (1.66)                (.78)                (.49)                (.20)
----------------     ----------------     ----------------     ----------------     ----------------
       (1.18)               (2.00)               (1.14)                (.78)                (.53)
----------------     ----------------     ----------------     ----------------     ----------------
    $  12.66             $  12.63             $  14.01             $  11.85             $  12.04
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       10.37%                5.05%               29.09%                4.89%               13.67%
    $516,281             $485,690             $497,461             $262,096             $119,829
    $493,917             $493,828             $306,717             $246,609             $ 69,754
        1.17%                1.19%                1.17%                1.20%                1.22%
         .92%                 .94%                 .92%                 .95%                 .97%
        2.34%                2.51%                2.84%                2.53%                2.90%
         103%                 144%                 140%                  97%                 201%

    See Notes to Financial Statements                                     41

       Prudential Balanced Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                  January 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.61
                                                                  ----------------
Income from investment operations
Net investment income                                                      .13
Net realized and unrealized gain on investment transactions                .17
                                                                  ----------------
   Total from investment operations                                        .30
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.11)
Distributions from net realized gains on investment and
   foreign currency transactions                                          (.85)
                                                                  ----------------
   Total distributions                                                    (.96)
                                                                  ----------------
Net asset value, end of period                                        $  11.95
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          2.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $390,213
Average net assets (000)                                              $416,544
Ratios to average net assets:
   Expenses, including distribution fees                                  1.94%(b)
   Expenses, excluding distribution fees                                   .94%(b)
   Net investment income                                                  1.92%(b)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
    42                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                           Year Ended July 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.57             $  13.96             $  11.80             $  12.00             $  11.09
----------------     ----------------     ----------------     ----------------     ----------------
         .20                  .24                  .26                  .21                  .26
         .92                  .27                 2.95                  .28                 1.10
----------------     ----------------     ----------------     ----------------     ----------------
        1.12                  .51                 3.21                  .49                 1.36
----------------     ----------------     ----------------     ----------------     ----------------
        (.19)                (.24)                (.27)                (.20)                (.25)
            )
        (.89                (1.66)                (.78)                (.49)                (.20)
----------------     ----------------     ----------------     ----------------     ----------------
       (1.08)               (1.90)               (1.05)                (.69)                (.45)
----------------     ----------------     ----------------     ----------------     ----------------
    $  12.61             $  12.57             $  13.96             $  11.80             $  12.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        9.44%                4.28%               28.24%                4.05%               12.79%
    $445,946             $533,354             $625,715             $420,465             $392,291
    $490,071             $578,432             $431,425             $437,792             $409,419
        1.92%                1.94%                1.92%                1.95%                1.97%
         .92%                 .94%                 .92%                 .95%                 .97%
        1.60%                1.76%                2.09%                1.78%                2.34%

    See Notes to Financial Statements                                     43

       Prudential Balanced Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                  January 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.61
                                                                  ----------------
Income from investment operations
Net investment income                                                      .12
Net realized and unrealized gain on investment transactions                .18
                                                                  ----------------
   Total from investment operations                                        .30
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.11)
Distributions from net realized gains on investment and
   foreign currency transactions                                          (.85)
                                                                  ----------------
   Total distributions                                                    (.96)
                                                                  ----------------
Net asset value, end of period                                        $  11.95
                                                                  ----------------
TOTAL RETURN(b):                                                          2.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 10,295
Average net assets (000)                                              $  9,987
Ratios to average net assets:
   Expenses, including distribution fees                                  1.94%(c)
   Expenses, excluding distribution fees                                   .94%(c)
   Net investment income                                                  1.92%(c)

------------------------------
(a) Commencement of offering of Class C shares.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    44                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Financial Highlights (Unaudited) Cont'd.

                                                  Class C
-----------------------------------------------------------------------------------------------------------
                              Year Ended July 31,                                   August 1, 1994(a)
-------------------------------------------------------------------------------          through
      1999                 1998                 1997                 1996             July 31, 1995
-----------------------------------------------------------------------------------------------------------
    $  12.57             $  13.96             $  11.80             $  12.00             $   11.12
----------------     ----------------     ----------------     ----------------     -----------------
         .20                  .24                  .26                  .21                   .21
         .92                  .27                 2.95                  .28                  1.12
----------------     ----------------     ----------------     ----------------     -----------------
        1.12                  .51                 3.21                  .49                  1.33
----------------     ----------------     ----------------     ----------------     -----------------
        (.19)                (.24)                (.27)                (.20)                 (.25)
            )
        (.89                (1.66)                (.78)                (.49)                 (.20)
----------------     ----------------     ----------------     ----------------     -----------------
       (1.08)               (1.90)               (1.05)                (.69)                 (.45)
----------------     ----------------     ----------------     ----------------     -----------------
    $  12.61             $  12.57             $  13.96             $  11.80             $   12.00
----------------     ----------------     ----------------     ----------------     -----------------
        9.44%                4.28%               28.24%                4.05%                12.49%
    $  9,939             $  9,201             $  7,023             $  3,525             $   3,046
    $  9,535             $  8,175             $  4,790             $  2,444             $     920
        1.92%                1.94%                1.92%                1.95%                 2.04%(c)
         .92%                 .94%                 .92%                 .95%                 1.04%(c)
        1.60%                1.76%                2.09%                1.78%                 2.20%(c)

    See Notes to Financial Statements                                     45

       Prudential Balanced Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                  January 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.67
                                                                  ----------------
Income from investment operations
Net investment income                                                      .18
Net realized and unrealized gain (loss) on investment
transactions                                                               .18
                                                                  ----------------
   Total from investment operations                                        .36
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.17)
Distributions from net realized gains on investment and
foreign currency transactions                                             (.85)
                                                                  ----------------
   Total distributions                                                   (1.02)
                                                                  ----------------
Net asset value, end of period                                        $  12.01
                                                                  ----------------
TOTAL RETURN(b):                                                          2.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $121,862
Average net assets (000)                                              $120,568
Ratios to average net assets:
   Expenses, including distribution fees                                   .94%(c)
   Expenses, excluding distribution fees                                   .94%(c)
   Net investment income                                                   2.9%(c)

------------------------------
(a) Commencement of offering of Class Z shares.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    46                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Financial Highlights (Unaudited) Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                   Year Ended July 31,                         March 1, 1996(a)
----------------------------------------------------------         through
      1999                 1998                 1997            July 31, 1996
-------------------------------------------------------------------------------------
    $  12.64             $  14.01             $  11.85             $  12.16
----------------     ----------------     ----------------     ----------------
         .33                  .37                  .46                  .13
         .91                  .29                 2.87                 (.28)
----------------     ----------------     ----------------     ----------------
        1.24                  .66                 3.33                 (.15)
----------------     ----------------     ----------------     ----------------
        (.32)                (.37)                (.39)                (.16)
            )
        (.89                (1.66)                (.78)                  --
----------------     ----------------     ----------------     ----------------
       (1.21)               (2.03)               (1.17)                (.16)
----------------     ----------------     ----------------     ----------------
    $  12.67             $  12.64             $  14.01             $  11.85
----------------     ----------------     ----------------     ----------------
       10.63%                5.37%               29.39%               (1.24)%
    $122,129             $131,671             $129,459             $  4,015
    $121,398             $128,358             $ 99,391             $  4,217
         .92%                 .94%                 .92%                 .95%(c)
         .92%                 .94%                 .92%                 .95%(c)
        2.60%                2.76%                3.12%                2.72%(c)

    See Notes to Financial Statements                                     47

Prudential Balanced Fund

Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORH IT?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

KEEPING UP WITH THR JONESES
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

Prudential Balanced Fund

Getting the Most From Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                                       www.prudential.com (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential Balanced Fund

Getting the Most From Your Prudential Mutual Fund

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
  Prudential Small-Cap Index Fund
  Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
  Small Capitalization Growth Fund
  Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
  Prudential Developing Markets Equity Fund
  Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
  Prudential Europe Index Fund
  Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
  International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

                               www.prudential.com (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
  Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
  Income Portfolio
Target Funds
  Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  Massachusetts Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
  Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series

COMMAND Funds
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
                           www.prudential.com (800) 225-1852

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary
Stephen M. Ungerman, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols      NASDAQ      CUSIP
        Class A   PFCAX     74431M105
        Class B   PRFCX     74431M204
        Class C    --       74431M303
        Class Z   PFCZX     74431M402

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852
                                        BULK RATE
                                      U.S. POSTAGE
                                           PAID
                                       Permit 6807
                                       New York, NY

MF134E2    74431M105    74431M204    74431M303     74431M402

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